Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Schedule of New Direct Lending to Third Parties

The Company made new direct lending to third party Companies in 2018 as follows:

Borrower	Amount	Annual Interest rate	Loan period
B	$4,000,000	8%	From 1/22/2018 to 7/21/2018
F	5,000,000	15%	From 1/23/2018 to 1/22/2019
Total	$9,000,000